Convertible debt - Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 02, 2019
Convertible Notes - Related Parties (Textual)
Convertible debt		$ 1,350,000
Convertible Debt [Member]
Convertible Notes - Related Parties (Textual)
Accrued interest payable		$ 456,750
Interest expense	$ 31,412